UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2020

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments.

Oakhurst Strategic Defined Risk Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2020

EXCHANGE TRADED FUNDS - 16.88%		Shares	Value
Invesco BulletShares 2022 Corporate Bond ETF		131,398	$2,835,569
SPDR S&P 500 ETF Trust (a)		7,900	2,541,667
Total Exchange Traded Funds
(Cost $5,270,144)			5,377,236

PURCHASED OPTIONS - 9.62% (b)	Contracts (c)	Notional Amount
Purchased Call Options - 9.39%
SPDR S&P 500 ETF Trust
Expiration: March 2020, Exercise Price: $282.00	20	$643,460	84,130
Expiration: June 2020, Exercise Price: $280.00	40	1,286,920	184,400
Expiration: June 2020, Exercise Price: $286.00	18	579,114	73,728
Expiration: June 2020, Exercise Price: $314.00	20	643,460	36,220
Expiration: September 2020, Exercise Price: $290.00	40	1,286,920	158,920
Expiration: January 2021, Exercise Price: $297.00	67	2,155,591	248,503
Expiration: March 2021, Exercise Price: $289.00	40	1,286,920	177,440
Expiration: March 2021, Exercise Price: $295.00	68	2,187,764	271,252
Expiration: March 2021, Exercise Price: $314.00	50	1,608,650	133,100
Expiration: September 2021, Exercise Price: $290.00	34	1,093,882	158,644
Expiration: December 2021, Exercise Price: $282.00	40	1,286,920	214,980
Expiration: December 2021, Exercise Price: $289.00	45	1,447,785	219,262
Expiration: December 2021, Exercise Price: $295.00	68	2,187,764	302,940
Expiration: December 2021, Exercise Price: $303.00	33	1,061,709	129,377
Expiration: January 2022, Exercise Price: $315.00	40	1,286,920	129,020
Expiration: December 2022, Exercise Price: $325.00	60	1,930,380	195,780
Expiration: December 2022, Exercise Price: $330.00	91	2,927,743	272,363
			2,990,059

Purchased Put Options - 0.23%
SPDR S&P 500 ETF Trust
Expiration: September 2020, Exercise Price: $225.00	20	643,460	2,500
Expiration: December 2020, Exercise Price: $296.00	39	1,254,747	44,635
Expiration: January 2021, Exercise Price: $298.00	20	643,460	24,930
			72,065
Total Purchased Options
(Cost $2,168,883)			3,062,124
		Principal Amount
U.S. GOVERNMENT NOTES/BONDS - 54.33%
United States Treasury Notes/Bonds
1.625%, 3/15/2020		$564,000	563,997
1.500%, 6/15/2020		1,120,000	1,119,650
1.375%, 9/15/2020		2,160,000	2,157,511
1.125%, 2/28/2021		1,156,000	1,151,597
2.375%, 3/15/2021		4,732,000	4,779,228
2.625%, 12/15/2021		5,434,000	5,561,359
1.625%, 12/15/2022		1,950,000	1,967,634
Total U.S. Government Notes/Bonds
(Cost $17,251,050)			17,300,976

		Shares
SHORT TERM INVESTMENTS - 20.94%
Money Market Fund - 13.17% (d)(e)
Fidelity Institutional Money Market Government Portfolio, Class I, 1.45%		4,192,263	4,192,263

U.S. TREASURY BILLS - 7.77%
United States Treasury Bills (f)
1.65%, 8/13/2020	515,000	510,886
1.47%, 12/31/2020	1,990,000	1,963,879
		2,474,765
Total Short Term Investments
(Cost $6,666,063)		6,667,028

Total Investments
(Cost $31,356,140) - 101.77%		32,407,364
Other Liabilities in Excess of Assets - (1.77)%		(563,845)
Total Net Assets - 100.00%		$31,843,519

ETF	- Exchange Traded Fund
(a)	Held in connection with a written option contract. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	100 Shares per contract.
(d)	The rate quoted is the annualized seven-day effective yield as of January 31, 2020.
(e)	All or a portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of January 31, 2020, is $1,000,000.
(f)	The rate shown is yield to maturity.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (REITS) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds) are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quote bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$5,377,236	$-	$-	$5,377,236
Purchased Options	-	3,062,124	-	3,062,124
U.S. Government Notes/Bonds	-	17,300,976	-	17,300,976
Short Term Investments	4,192,263	2,474,765	-	6,667,028
Total	$9,569,499	$22,837,865	$-	$32,407,364
Liabilities
Written Options	$-	$(1,378,867)	$-	$(1,378,867)
Total	$-	$(1,378,867)	$-	$(1,378,867)

As of January 31, 2020, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Oakhurst Strategic Defined Risk Fund
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
January 31, 2020

	Contracts (a)	Notional Amount	Value

WRITTEN OPTIONS
Written Call Options
SPDR S&P 500 ETF Trust
Expiration: March 2020, Exercise Price: $302.00	(20)	$(643,460)	$(47,720)
Expiration: June 2020, Exercise Price: $300.00	(40)	(1,286,920)	(115,780)
Expiration: June 2020, Exercise Price: $305.00	(18)	(579,114)	(45,279)
Expiration: June 2020, Exercise Price: $327.00	(40)	(1,286,920)	(38,340)
Expiration: September 2020, Exercise Price: $320.00	(40)	(1,286,920)	(69,140)
Expiration: December 2020, Exercise Price: $338.00	(39)	(1,254,747)	(40,482)
Expiration: January 2021, Exercise Price: $325.00	(67)	(2,155,591)	(121,136)
Expiration: January 2021, Exercise Price: $348.00	(20)	(643,460)	(13,560)
Expiration: March 2021, Exercise Price: $335.00	(68)	(2,187,764)	(96,866)
Expiration: March 2021, Exercise Price: $342.00	(50)	(1,608,650)	(54,400)
Expiration: March 2021, Exercise Price: $343.00	(40)	(1,286,920)	(41,720)
Expiration: September 2021, Exercise Price: $315.00	(34)	(1,093,882)	(101,847)
Expiration: December 2021, Exercise Price: $385.00	(33)	(1,061,709)	(13,530)
			(799,800)

Written Put Options
SPDR S&P 500 ETF Trust
Expiration: March 2020, Exercise Price: $245.00	(20)	(643,460)	(620)
Expiration: June 2020, Exercise Price: $240.00	(40)	(1,286,920)	(3,800)
Expiration: June 2020, Exercise Price: $240.00	(18)	(579,114)	(1,899)
Expiration: September 2020, Exercise Price: $235.00	(40)	(1,286,920)	(6,740)
Expiration: December 2020, Exercise Price: $225.00	(39)	(1,254,747)	(8,014)
Expiration: January 2021, Exercise Price: $220.00	(67)	(2,155,591)	(12,864)
Expiration: January 2021, Exercise Price: $248.00	(20)	(643,460)	(8,100)
Expiration: March 2021, Exercise Price: $220.00	(68)	(2,187,764)	(16,490)
Expiration: March 2021, Exercise Price: $245.00	(40)	(1,286,920)	(18,260)
Expiration: March 2021, Exercise Price: $255.00	(50)	(1,608,650)	(28,850)
Expiration: September 2021, Exercise Price: $170.00	(34)	(1,093,882)	(3,621)
Expiration: December 2021, Exercise Price: $240.00	(85)	(2,734,705)	(61,965)
Expiration: December 2021, Exercise Price: $250.00	(68)	(2,187,764)	(60,384)
Expiration: December 2021, Exercise Price: $255.00	(33)	(1,061,709)	(32,208)
Expiration: January 2022, Exercise Price: $275.00	(40)	(1,286,920)	(57,280)
Expiration: December 2022, Exercise Price: $260.00	(91)	(2,927,743)	(146,192)
Expiration: December 2022, Exercise Price: $270.00	(60)	(1,930,380)	(111,780)
			(579,067)
Total Written Options
(Premiums received $1,217,201)			$(1,378,867)

ETF	- Exchange Traded Fund
(a)	100 shares per contract.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)  /s/ Ryan Roell
Ryan Roell, President

Date   02/18/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Ryan Roell
Ryan Roell, President

Date  02/18/2020

By (Signature and Title)*  /s/ Cullen Small
Cullen Small, Treasurer

Date  02/18/2020

* Print the name and title of each signing officer under his or her signature.